Leases - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Leases [Line Items]
Expenses relating to short-term leases	€ 4	€ 6
Lease commitment amount for leases not commenced	€ 48
Weighted average incremental borrowing rate applied to lease liabilities	6.40%
Right-of-use assets
Disclosure of Leases [Line Items]
Impairment charges for lease right-of-use assets	€ 74
Real estate assets
Disclosure of Leases [Line Items]
Increase (decrease) in impairment loss due to 10% change in sublease rental rate assumption	9
Increase (decrease) in impairment loss due to six month change in vacancy period assumption	7
Increase (decrease) in impairment loss due to 100 basis points change in discount rate assumption	€ 4
Increase (decrease) in sublease rental rate assumption, percent	10.00%
Increase (decrease) in vacancy period assumption, duration	6 months
Increase (decrease) in discount rate assumption	1.00%
Top of Range | Property and equipment
Disclosure of Leases [Line Items]
Expected lease term	10 years